General and Administrative Expenses by Nature of Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Genral And Administrative Expenses [Line Items]
Depreciation	$ 1,964,000	$ 1,728,000
Office, operating and non-operating overheads	14,773,000	12,830,000
Restructuring costs		1,353,000
Share-based compensation	2,480,000	2,204,000
Total General and Administrative Expenses	12,170,000	10,942,000
Corporate Level [Member]
Genral And Administrative Expenses [Line Items]
Depreciation	94,000	89,000
Amortization of intangible assets	11,000	13,000
Business development and investor relations	451,000	567,000
Office, operating and non-operating overheads	788,000	682,000
Professional	832,000	433,000
Regulatory	184,000	309,000
Restructuring costs	92,000	1,353,000
Salaries and contractors	2,262,000	2,112,000
Share-based compensation	2,544,000	2,305,000
Travel	240,000	301,000
Expenses, by nature	7,498,000	8,164,000
Environmental Services [Member]
Genral And Administrative Expenses [Line Items]
Depreciation	126,000	19,000
Amortization of intangible assets	39,000	59,000
Business development and investor relations	370,000	164,000
Office, operating and non-operating overheads	1,262,000	756,000
Professional	142,000	29,000
Salaries and contractors	2,556,000	1,657,000
Travel	177,000	94,000
Expenses, by nature	4,672,000	2,778,000
Total General and Administrative Expenses	$ 12,170,000	$ 10,942,000